UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	10/31/16 (Unaudited)

	Putnam RetirementReady 2060 Fund	Shares	Value
	Absolute Return Funds (10.4%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	61	$619
	Putnam Absolute Return 500 Fund Class P (AFF)	252	2,715
	Putnam Absolute Return 700 Fund Class P (AFF)	819	9,264

	Total Absolute Return Funds (cost $12,927)		$12,598

	Asset Allocation Funds (89.2%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P (AFF)	7,897	$88,844
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	1,265	19,451

	Total Asset Allocation Funds (cost $109,702)		$108,295

	Fixed Income Funds (0.5%)*

	Putnam Government Money Market Fund Class G (AFF)	557	$557

	Total Fixed Income Funds (cost $557)		$557

	Total Investments (cost $123,186)(a)		$121,450

*	Percentages indicated are based on net assets of $121,377.

	Putnam RetirementReady 2055 Fund
	Absolute Return Funds (10.6%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	7,763	$78,253
	Putnam Absolute Return 500 Fund Class P (AFF)	22,730	245,256
	Putnam Absolute Return 700 Fund Class P (AFF)	73,998	836,913

	Total Absolute Return Funds (cost $1,182,140)		$1,160,422

	Asset Allocation Funds (89.0%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P (AFF)	690,918	$7,772,829
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	129,226	1,987,489

	Total Asset Allocation Funds (cost $9,782,008)		$9,760,318

	Fixed Income Funds (0.5%)*

	Putnam Government Money Market Fund Class G (AFF)	52,005	$52,005

	Total Fixed Income Funds (cost $52,005)		$52,005

	Total Investments (cost $11,016,153) (a)		$10,972,745

*	Percentages indicated are based on net assets of $10,964,548.

	Putnam RetirementReady 2050 Fund
	Absolute Return Funds (11.2%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	56,591	$570,441
	Putnam Absolute Return 500 Fund Class P (AFF)	89,227	962,764
	Putnam Absolute Return 700 Fund Class P (AFF)	290,474	3,285,255

	Total Absolute Return Funds (cost $4,926,914)		$4,818,460

	Asset Allocation Funds (88.4%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P (AFF)	2,124,474	$23,900,328
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	922,257	14,184,320

	Total Asset Allocation Funds (cost $38,146,434)		$38,084,648

	Fixed Income Funds (0.5%)*

	Putnam Government Money Market Fund Class G (AFF)	198,367	$198,367

	Total Fixed Income Funds (cost $198,367)		$198,367

	Total Investments (cost $43,271,715) (a)		$43,101,475

*	Percentages indicated are based on net assets of $43,076,889.

	Putnam RetirementReady 2045 Fund
	Absolute Return Funds (12.1%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	105,080	$1,059,202
	Putnam Absolute Return 500 Fund Class P (AFF)	97,896	1,056,299
	Putnam Absolute Return 700 Fund Class P (AFF)	318,704	3,604,541

	Total Absolute Return Funds (cost $5,850,929)		$5,720,042

	Asset Allocation Funds (87.5%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P (AFF)	1,559,066	$17,539,495
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	1,549,716	23,834,630

	Total Asset Allocation Funds (cost $41,607,441)		$41,374,125

	Fixed Income Funds (0.5%)*

	Putnam Government Money Market Fund Class G (AFF)	217,962	$217,962

	Total Fixed Income Funds (cost $217,962)		$217,962

	Total Investments (cost $47,676,332) (a)		$47,312,129

*	Percentages indicated are based on net assets of $47,286,652.

	Putnam RetirementReady 2040 Fund
	Absolute Return Funds (15.2%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	286,955	$2,892,509
	Putnam Absolute Return 300 Fund Class P (AFF)	23,683	231,859
	Putnam Absolute Return 500 Fund Class P (AFF)	406,401	4,385,067
	Putnam Absolute Return 700 Fund Class P (AFF)	868,104	9,818,255

	Total Absolute Return Funds (cost $17,595,516)		$17,327,690

	Asset Allocation Funds (83.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P (AFF)	156,551	$2,166,671
	Putnam Dynamic Asset Allocation Equity Fund Class P (AFF)	1,370,624	15,419,516
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	5,027,400	77,321,416

	Total Asset Allocation Funds (cost $94,643,259)		$94,907,603

	Fixed Income Funds (1.5%)*

	Putnam Government Money Market Fund Class G (AFF)	1,678,956	$1,678,956

	Total Fixed Income Funds (cost $1,678,956)		$1,678,956

	Total Investments (cost $113,917,731) (a)		$113,914,249

*	Percentages indicated are based on net assets of $113,849,916.

	Putnam RetirementReady 2035 Fund
	Absolute Return Funds (21.1%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	233,953	$2,358,250
	Putnam Absolute Return 300 Fund Class P (AFF)	146,543	1,434,655
	Putnam Absolute Return 500 Fund Class P (AFF)	404,798	4,367,774
	Putnam Absolute Return 700 Fund Class P (AFF)	825,148	9,332,420

	Total Absolute Return Funds (cost $17,913,852)		$17,493,099

	Asset Allocation Funds (76.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P (AFF)	947,539	$13,113,940
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	3,261,010	50,154,339

	Total Asset Allocation Funds (cost $64,124,980)		$63,268,279

	Fixed Income Funds (2.8%)*

	Putnam Government Money Market Fund Class G (AFF)	2,321,465	$2,321,465

	Total Fixed Income Funds (cost $2,321,465)		$2,321,465

	Total Investments (cost $84,360,297) (a)		$83,082,843

*	Percentages indicated are based on net assets of $83,038,168.

	Putnam RetirementReady 2030 Fund
	Absolute Return Funds (29.3%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	603,604	$6,084,329
	Putnam Absolute Return 300 Fund Class P (AFF)	819,380	8,021,728
	Putnam Absolute Return 500 Fund Class P (AFF)	991,544	10,698,756
	Putnam Absolute Return 700 Fund Class P (AFF)	1,907,921	21,578,583

	Total Absolute Return Funds (cost $47,172,825)		$46,383,396

	Asset Allocation Funds (66.9%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P (AFF)	4,890,354	$67,682,503
	Putnam Dynamic Asset Allocation Conservative Fund Class P (AFF)	155,034	1,584,445
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	2,383,110	36,652,233

	Total Asset Allocation Funds (cost $106,061,356)		$105,919,181

	Fixed Income Funds (3.8%)*

	Putnam Government Money Market Fund Class G (AFF)	6,005,895	$6,005,895

	Total Fixed Income Funds (cost $6,005,895)		$6,005,895

	Total Investments (cost $159,240,076) (a)		$158,308,472

*	Percentages indicated are based on net assets of $158,210,482.

	Putnam RetirementReady 2025 Fund
	Absolute Return Funds (39.2%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	452,575	$4,561,952
	Putnam Absolute Return 300 Fund Class P (AFF)	849,811	8,319,654
	Putnam Absolute Return 500 Fund Class P (AFF)	986,605	10,645,470
	Putnam Absolute Return 700 Fund Class P (AFF)	1,054,957	11,931,559

	Total Absolute Return Funds (cost $36,279,196)		$35,458,635

	Asset Allocation Funds (55.8%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P (AFF)	3,091,302	$42,783,620
	Putnam Dynamic Asset Allocation Conservative Fund Class P (AFF)	750,782	7,672,989

	Total Asset Allocation Funds (cost $51,267,878)		$50,456,609

	Fixed Income Funds (5.0%)*

	Putnam Government Money Market Fund Class G (AFF)	4,524,979	$4,524,979

	Total Fixed Income Funds (cost $4,524,979)		$4,524,979

	Total Investments (cost $92,072,053) (a)		$90,440,223

*	Percentages indicated are based on net assets of $90,384,742.

	Putnam RetirementReady 2020 Fund
	Absolute Return Funds (50.1%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	1,007,845	$10,159,073
	Putnam Absolute Return 300 Fund Class P (AFF)	2,217,987	21,714,088
	Putnam Absolute Return 500 Fund Class P (AFF)	3,082,741	33,262,780
	Putnam Absolute Return 700 Fund Class P (AFF)	1,003,907	11,354,184

	Total Absolute Return Funds (cost $77,018,136)		$76,490,125

	Asset Allocation Funds (44.0%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P (AFF)	2,145,091	$29,688,056
	Putnam Dynamic Asset Allocation Conservative Fund Class P (AFF)	3,659,933	37,404,516

	Total Asset Allocation Funds (cost $67,228,061)		$67,092,572

	Fixed Income Funds (6.0%)*

	Putnam Government Money Market Fund Class G (AFF)	9,141,923	$9,141,923

	Total Fixed Income Funds (cost $9,141,923)		$9,141,923

	Total Investments (cost $153,388,120) (a)		$152,724,620

*	Percentages indicated are based on net assets of $152,626,228.

	Putnam Retirement Income Fund Lifestyle 1
	Absolute Return Funds (60.0%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	695,766	$7,013,326
	Putnam Absolute Return 300 Fund Class P (AFF)	1,682,556	16,472,225
	Putnam Absolute Return 500 Fund Class P (AFF)	2,147,653	23,173,177

	Total Absolute Return Funds (cost $48,081,995)		$46,658,728

	Asset Allocation Funds (33.9%)*

	Putnam Dynamic Asset Allocation Conservative Fund Class P (AFF)	2,579,847	$26,366,360

	Total Asset Allocation Funds (cost $27,205,762)		$26,366,360

	Fixed Income Funds (6.0%)*

	Putnam Government Money Market Fund Class G (AFF)	4,675,724	$4,675,724

	Total Fixed Income Funds (cost $4,675,724)		$4,675,724

	Total Investments (cost $79,963,481) (a)		$77,700,812

*	Percentages indicated are based on net assets of $77,801,319.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

	The preceeding portfolio tables reflect positions held at period end. For a complete listing of positions held during the reporting period, please see the following Affiliated transactions tables.

(AFF)	Affiliated Company.

(a)	The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

		Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)	Cost for federal income tax purposes
	Putnam RetirementReady 2060 Fund
		$1,081	$(3,074)	$(1,993)	$123,443
	Putnam RetirementReady 2055 Fund
		188,154	(633,347)	(445,193)	11,417,938
	Putnam RetirementReady 2050 Fund
		791,713	(2,948,510)	(2,156,797)	45,258,272
	Putnam RetirementReady 2045 Fund
		819,487	(3,283,811)	(2,464,324)	49,776,453
	Putnam RetirementReady 2040 Fund
		1,938,977	(6,578,218)	(4,639,241)	118,553,490
	Putnam RetirementReady 2035 Fund
		916,403	(4,109,317)	(3,192,914)	86,275,757
	Putnam RetirementReady 2030 Fund
		1,994,176	(7,253,629)	(5,259,453)	163,567,925
	Putnam RetirementReady 2025 Fund
		739,492	(3,191,184)	(2,451,692)	92,891,915
	Putnam RetirementReady 2020 Fund
		1,565,041	(9,089,137)	(7,524,096)	160,248,716
	Putnam Retirement Income Fund Lifestyle 1
		324,188	(4,483,496)	(4,159,308)	81,860,120

	Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

	Level 1 : Valuations based on quoted prices for identical securities in active markets.

	Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:

		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam RetirementReady 2060 Fund	$121,450	$—	$—	$121,450
	Putnam RetirementReady 2055 Fund	10,972,745	—	—	10,972,745
	Putnam RetirementReady 2050 Fund	43,101,475	—	—	43,101,475
	Putnam RetirementReady 2045 Fund	47,312,129	—	—	47,312,129
	Putnam RetirementReady 2040 Fund	113,914,249	—	—	113,914,249
	Putnam RetirementReady 2035 Fund	83,082,843	—	—	83,082,843
	Putnam RetirementReady 2030 Fund	158,308,472	—	—	158,308,472
	Putnam RetirementReady 2025 Fund	90,440,223	—	—	90,440,223
	Putnam RetirementReady 2020 Fund	152,724,620	—	—	152,724,620
	Putnam Retirement Income Fund Lifestyle 1	77,700,812	—	—	77,700,812

	During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	Affiliated transactions

	Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:

	Putnam RetirementReady 2060 Fund*
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$480	$17	$—	$—	$—	$—
	Putnam Absolute Return 500 Fund Class Y	2,113	73	—	—	—	—
	Putnam Absolute Return 700 Fund Class Y	7,238	248	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	72,827	2,428	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	15,828	530	—	—	—	—
	Putnam Money Market Fund Class A	424	23	447	—	—	—
	Putnam Absolute Return 100 Fund Class P	—	125	6	—	—	619
	Putnam Absolute Return 500 Fund Class P	—	561	28	—	—	2,715
	Putnam Absolute Return 700 Fund Class P	—	1,867	94	—	—	9,264
	Putnam Dynamic Asset Allocation Equity Fund Class P	—	16,169	1,363	—	—	88,844
	Putnam Dynamic Asset Allocation Growth Fund Class P	—	3,539	210	—	—	19,451
	Putnam Government Money Market Fund Class G	—	744	187	—	—	557
	Totals	$98,910	$26,324	$2,335	$—	$—	$121,450

	Putnam RetirementReady 2055 Fund*
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$65,894	$4,412	$1,203	$—	$—	$—
	Putnam Absolute Return 500 Fund Class Y	207,105	13,865	3,782	—	—	—
	Putnam Absolute Return 700 Fund Class Y	709,163	47,267	12,893	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	7,103,125	460,693	125,667	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	1,548,259	100,836	27,506	—	—	—
	Putnam Money Market Fund Class A	43,062	6,520	49,582	—	—	—
	Putnam Absolute Return 100 Fund Class P	—	11,772	3,052	—	—	78,253
	Putnam Absolute Return 500 Fund Class P	—	38,180	9,591	—	—	245,256
	Putnam Absolute Return 700 Fund Class P	—	126,254	32,699	—	—	836,913
	Putnam Dynamic Asset Allocation Equity Fund Class P	—	1,023,597	586,258	—	—	7,772,829
	Putnam Dynamic Asset Allocation Growth Fund Class P	—	467,969	77,046	—	—	1,987,489
	Putnam Government Money Market Fund Class G	—	70,569	18,565	1	—	52,005
	Totals	$9,676,608	$2,371,934	$947,844	$1	$—	$10,972,745

	Putnam RetirementReady 2050 Fund*
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$459,963	$33,813	$13,540	$—	$—	$—
	Putnam Absolute Return 500 Fund Class Y	843,549	61,991	24,823	—	—	—
	Putnam Absolute Return 700 Fund Class Y	2,889,932	211,334	84,622	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	23,254,440	1,651,221	661,184	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	11,853,287	845,335	338,490	—	—	—
	Putnam Money Market Fund Class A	170,849	31,230	202,079	2	—	—
	Putnam Absolute Return 100 Fund Class P	—	113,325	26,379	—	—	570,441
	Putnam Absolute Return 500 Fund Class P	—	130,129	46,434	—	—	962,764
	Putnam Absolute Return 700 Fund Class P	—	426,728	158,298	—	—	3,285,255
	Putnam Dynamic Asset Allocation Equity Fund Class P	—	2,571,963	2,611,618	—	—	23,900,328
	Putnam Dynamic Asset Allocation Growth Fund Class P	—	2,660,905	663,679	—	—	14,184,320
	Putnam Government Money Market Fund Class G	—	262,343	63,976	3	—	198,367
	Totals	$39,472,020	$9,000,317	$4,895,122	$5	$—	$43,101,475

	Putnam RetirementReady 2045 Fund*
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$864,986	$30,657	$32,087	$—	$—	$—
	Putnam Absolute Return 500 Fund Class Y	951,645	33,723	35,296	—	—	—
	Putnam Absolute Return 700 Fund Class Y	3,259,469	114,963	120,326	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	18,242,668	625,399	654,571	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	20,925,389	720,435	754,040	—	—	—
	Putnam Money Market Fund Class A	193,788	20,175	213,963	1	—	—
	Putnam Absolute Return 100 Fund Class P	—	229,603	39,597	—	—	1,059,202
	Putnam Absolute Return 500 Fund Class P	—	149,800	41,247	—	—	1,056,299
	Putnam Absolute Return 700 Fund Class P	—	492,755	142,235	—	—	3,604,541
	Putnam Dynamic Asset Allocation Equity Fund Class P	—	2,117,672	2,566,855	—	—	17,539,495
	Putnam Dynamic Asset Allocation Growth Fund Class P	—	4,164,921	927,763	—	—	23,834,630
	Putnam Government Money Market Fund Class G	—	285,905	67,943	4	—	217,962
	Totals	$44,437,945	$8,986,008	$5,595,923	$5	$—	$47,312,129

	Putnam RetirementReady 2040 Fund*
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$2,479,366	$180,895	$90,519	$—	$—	$—
	Putnam Absolute Return 500 Fund Class Y	3,571,455	260,488	130,348	—	—	—
	Putnam Absolute Return 700 Fund Class Y	7,975,225	578,863	289,662	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	17,035,258	1,201,140	601,048	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	69,482,359	4,920,335	2,462,125	—	—	—
	Putnam Money Market Fund Class A	1,230,274	224,706	1,454,980	10	—	—
	Putnam Absolute Return 100 Fund Class P	—	465,226	160,055	—	—	2,892,509
	Putnam Absolute Return 300 Fund Class P	—	238,247	7,669	—	—	231,859
	Putnam Absolute Return 500 Fund Class P	—	929,411	238,305	—	—	4,385,067
	Putnam Absolute Return 700 Fund Class P	—	2,085,640	531,740	—	—	9,818,255
	Putnam Dynamic Asset Allocation Balanced Fund Class P	—	2,272,694	74,353	—	—	2,166,671
	Putnam Dynamic Asset Allocation Equity Fund Class P	—	2,333,639	4,373,754	—	—	15,419,516
	Putnam Dynamic Asset Allocation Growth Fund Class P	—	10,932,343	4,658,510	—	—	77,321,416
	Putnam Government Money Market Fund Class G	—	2,014,150	335,193	24	—	1,678,956
	Totals	$101,773,937	$28,637,777	$15,408,261	$34	$—	$113,914,249

	Putnam RetirementReady 2035 Fund*
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$1,818,939	$99,708	$45,004	$—	$—	$—
	Putnam Absolute Return 300 Fund Class Y	875,795	47,859	21,602	—	—	—
	Putnam Absolute Return 500 Fund Class Y	3,638,588	199,415	90,008	—	—	—
	Putnam Absolute Return 700 Fund Class Y	7,677,130	418,771	189,016	—	—	—
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	7,436,584	398,830	180,016	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	50,936,460	2,712,042	1,224,106	—	—	—
	Putnam Money Market Fund Class A	1,987,355	251,539	2,238,894	20	—	—
	Putnam Absolute Return 100 Fund Class P	—	569,840	98,070	—	—	2,358,250
	Putnam Absolute Return 300 Fund Class P	—	570,347	53,815	—	—	1,434,655
	Putnam Absolute Return 500 Fund Class P	—	816,216	188,564	—	—	4,367,774
	Putnam Absolute Return 700 Fund Class P	—	1,825,802	399,394	—	—	9,332,420
	Putnam Dynamic Asset Allocation Balanced Fund Class P	—	6,136,387	479,395	30,007	—	13,113,940
	Putnam Dynamic Asset Allocation Growth Fund Class P	—	7,111,486	8,825,854	—	—	50,154,339
	Putnam Government Money Market Fund Class G	—	2,859,510	538,045	35	—	2,321,465
	Totals	$74,370,851	$24,017,752	$14,571,783	$30,062	$—	$83,082,843

	Putnam RetirementReady 2030 Fund*
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$5,077,690	$361,354	$161,830	$—	$—	$—
	Putnam Absolute Return 300 Fund Class Y	6,226,320	441,654	197,792	—	—	—
	Putnam Absolute Return 500 Fund Class Y	8,465,780	602,257	269,716	—	—	—
	Putnam Absolute Return 700 Fund Class Y	18,998,614	1,345,040	602,366	—	—	—
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	57,691,008	4,015,044	1,798,107	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	42,279,903	2,920,945	1,308,123	—	—	—
	Putnam Money Market Fund Class A	4,826,257	808,732	5,634,989	44	—	—
	Putnam Absolute Return 100 Fund Class P	—	1,054,667	283,651	—	—	6,084,329
	Putnam Absolute Return 300 Fund Class P	—	1,805,082	363,468	—	—	8,021,728
	Putnam Absolute Return 500 Fund Class P	—	2,410,012	490,059	—	—	10,698,756
	Putnam Absolute Return 700 Fund Class P	—	2,860,908	1,025,391	—	—	21,578,583
	Putnam Dynamic Asset Allocation Balanced Fund Class P	—	12,012,880	3,183,670	240,825	—	67,682,503
	Putnam Dynamic Asset Allocation Conservative Fund Class P	—	1,651,392	47,204	3,039	—	1,584,445
	Putnam Dynamic Asset Allocation Growth Fund Class P	—	4,630,997	11,493,158	—	—	36,652,233
	Putnam Government Money Market Fund Class G	—	7,006,042	1,000,147	91	—	6,005,895
	Totals	$143,565,572	$43,927,006	$27,859,671	$243,999	$—	$158,308,472

	Putnam RetirementReady 2025 Fund*
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$3,879,541	$165,569	$120,274	$—	$—	$—
	Putnam Absolute Return 300 Fund Class Y	6,954,575	295,910	214,958	—	—	—
	Putnam Absolute Return 500 Fund Class Y	8,256,164	352,275	255,902	—	—	—
	Putnam Absolute Return 700 Fund Class Y	11,363,800	482,616	350,586	—	—	—
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	45,126,370	1,884,669	1,369,077	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	4,178,376	183,777	127,951	7,640	—	—
	Putnam Money Market Fund Class A	3,810,316	388,510	4,198,826	33	—	—
	Putnam Absolute Return 100 Fund Class P	—	751,879	142,967	—	—	4,561,952
	Putnam Absolute Return 300 Fund Class P	—	1,420,473	258,672	—	—	8,319,654
	Putnam Absolute Return 500 Fund Class P	—	2,636,032	324,640	—	—	10,645,470
	Putnam Absolute Return 700 Fund Class P	—	1,253,711	822,392	—	—	11,931,559
	Putnam Dynamic Asset Allocation Balanced Fund Class P	—	4,961,572	7,153,684	180,891	—	42,783,620
	Putnam Dynamic Asset Allocation Conservative Fund Class P	—	3,759,567	213,373	22,446	—	7,672,989
	Putnam Government Money Market Fund Class G	—	5,289,598	764,620	69	—	4,524,979
	Totals	$83,569,142	$23,826,158	$16,317,922	$211,079	$—	$90,440,223

	Putnam RetirementReady 2020 Fund*
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$8,280,735	$590,699	$304,151	$—	$—	$—
	Putnam Absolute Return 300 Fund Class Y	17,447,964	1,240,468	638,718	—	—	—
	Putnam Absolute Return 500 Fund Class Y	27,611,365	1,968,998	1,013,838	—	—	—
	Putnam Absolute Return 700 Fund Class Y	12,070,183	856,514	441,020	—	—	—
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	35,297,317	2,461,248	1,267,298	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	30,340,515	2,193,614	1,100,014	57,251	—	—
	Putnam Money Market Fund Class A	8,139,538	1,395,855	9,535,393	71	—	—
	Putnam Absolute Return 100 Fund Class P	—	2,029,892	496,847	—	—	10,159,073
	Putnam Absolute Return 300 Fund Class P	—	4,411,711	1,051,229	—	—	21,714,088
	Putnam Absolute Return 500 Fund Class P	—	6,399,491	1,644,208	—	—	33,262,780
	Putnam Absolute Return 700 Fund Class P	—	1,344,529	2,480,974	—	—	11,354,184
	Putnam Dynamic Asset Allocation Balanced Fund Class P	—	3,819,738	10,166,952	143,357	—	29,688,056
	Putnam Dynamic Asset Allocation Conservative Fund Class P	—	8,338,410	1,821,443	125,956	—	37,404,516
	Putnam Government Money Market Fund Class G	—	10,210,089	1,068,166	143	—	9,141,923
	Totals	$139,187,617	$47,261,256	$33,030,251	$326,778	$—	$152,724,620

	Putnam Retirement Income Fund Lifestyle 1*
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$6,809,947	$179,955	$219,531	$—	$—	$—
	Putnam Absolute Return 300 Fund Class Y	15,941,030	419,895	512,239	—	—	—
	Putnam Absolute Return 500 Fund Class Y	22,706,778	599,850	731,770	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	26,055,687	727,240	829,340	47,411	—	—
	Putnam Money Market Fund Class A	4,463,911	307,336	4,771,247	39	—	—
	Putnam Absolute Return 100 Fund Class P	—	619,416	424,938	—	—	7,013,326
	Putnam Absolute Return 300 Fund Class P	—	1,496,755	1,068,357	—	—	16,472,225
	Putnam Absolute Return 500 Fund Class P	—	2,053,245	1,422,086	—	—	23,173,177
	Putnam Dynamic Asset Allocation Conservative Fund Class P	—	2,428,362	1,626,050	95,911	—	26,366,360
	Putnam Government Money Market Fund Class G	—	5,213,481	537,757	75	—	4,675,724
	Totals	$75,977,353	$14,045,535	$12,143,315	$143,436	$—	$77,700,812

	*As of 8/31/16, the outstanding positions for each class Y underlying fund share was transferred to the class P underlying fund share.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016